UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
January 31, 2005

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		(000)	(000)

MUNICIPAL BONDS (99.5%)

Alabama (1.1%)
Birmingham AL GO	5.25%	4/1/2005(4)		$ 5,000	$ 5,026
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005(1)		1,350	1,360
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005(1)		22,600	22,771
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009(3)	(Prere.)	5,785	6,335
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009(3)	(Prere.)	29,405	32,203
Montgomery AL Baptist Medical Center (Baptist Health)	0.00%	11/15/2008(4)		3,260	2,911
Montgomery AL Baptist Medical Center (Baptist Health)	0.00%	11/15/2009(4)		3,000	2,570
Montgomery AL Baptist Medical Center (Baptist Health)	0.00%	11/15/2009(4)		2,130	2,039

					75,215

Alaska (1.1%)
Alaska GO	5.25%	8/1/2007(4)		6,760	7,202
Alaska GO	5.00%	7/15/2008(4)		6,605	7,104
North Slope Borough AK GO	0.00%	6/30/2006(1)		19,250	18,605
North Slope Borough AK GO	0.00%	6/30/2007(1)		8,000	7,505
North Slope Borough AK GO	0.00%	6/30/2008(1)		17,100	15,477
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005		17,500	17,474

					73,367

Arizona (2.0%)
Arizona COP	5.00%	9/1/2006(4)		6,780	7,053
Arizona School Fac. Board Rev. COP	5.00%	9/1/2008(4)		9,960	10,733
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.00%	7/1/2009		9,500	9,636
Maricopa County AZ Public Finance Corp. Lease Rev	5.50%	7/1/2009(2)		5,000	5,537
Maricopa County AZ USD	5.00%	7/1/2010(4)		7,230	7,959
Mesa AZ Util. System Rev	5.00%	7/1/2008(1)		6,500	7,000
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.00%	4/1/2008(10)		2,000	2,130
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.00%	4/1/2010(10)		5,090	5,525
Phoenix AZ Civic Improvement Corp. Airport Rev	5.00%	7/1/2009(2)		5,500	5,995
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.00%	7/1/2010(1)		5,600	6,165
Phoenix AZ GO	7.50%	7/1/2008		11,510	13,303
Salt River Project Arizona Agricultural Improvement &
Power Dist. Rev	5.25%	1/1/2006		30,935	31,783
Salt River Project Arizona Agricultural Improvement
Power Dist. Rev	5.15%	1/1/2007		7,630	8,016
Salt River Project Arizona Agricultural Improvement &
Power Dist. Rev	5.00%	1/1/2008		8,650	9,237
Univ. of Arizona Board of Regents	5.90%	6/1/2008(4)		4,095	4,516

					134,588

California (5.9%)
CSUCI Financing Auth. Rev. California Rental
Housing & Town Center PUT	2.50%	8/1/2007LOC		5,000	4,986
California Dept. of Water Resources Water System Rev.
(Central Valley)	8.25%	12/1/2005		5,685	5,971
California GO	5.25%	3/1/2006		21,000	21,633
California GO	4.75%	6/1/2007		1,000	1,048
California GO	5.25%	11/1/2008		10,000	10,871
California GO	5.00%	3/1/2009		22,400	24,202
California GO	5.00%	6/1/2009		25,000	27,083
California GO RAN	3.00%	6/30/2005		25,000	25,095
California Higher Educ. Loan Auth. Student Loan Rev	6.50%	6/1/2005		7,000	7,099
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT	2.00%	3/1/2006		20,000	19,795
California PCR Financing Auth. Rev.
(Waste Management) PUT	4.85%	11/30/2007		6,000	6,214
California State Dept. of Water Resources Power Supply Rev	5.25%	5/1/2007(1)		14,725	15,672
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2007		25,335	26,890
California State Dept. of Water Resources Power Supply Rev	5.00%	5/1/2008(1)		8,000	8,632
California State Dept. of Water Resources Power Supply Rev	5.25%	5/1/2009(1)		10,000	11,030
California State Econ. Recovery Bonds	5.00%	7/1/2009		18,000	19,618
California State Econ. Recovery Bonds	5.25%	1/1/2011		12,640	14,054
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007		20,000	21,124
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.85%	8/1/2006		15,000	15,274
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.35%	3/1/2007		19,325	19,862
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/2008		17,500	17,246
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005		10,000	10,360
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2009		3,000	3,223
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2010		2,500	2,687
Kings River Conservation Dist. CA COP	5.00%	5/1/2010		4,000	4,323
Long Beach CA Harbor Rev	4.00%	5/15/2009(3)		6,095	6,332
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.82%	2/7/2005		5,700	5,700
Los Angeles CA USD COP	5.00%	8/1/2006(2)		4,775	4,975
Los Angeles CA USD COP	5.00%	8/1/2007(2)		4,720	5,033
Los Angeles County CA TRAN	3.00%	6/30/2005		22,060	22,142
Natomas CA USD COP PUT	5.00%	2/1/2010(2)**		10,000	10,874
San Jose CA Redev. Agency	5.25%	8/1/2008(1)		3,180	3,478
Santa Clara Valley CA Water Dist. Refunding &
Improvement COP	5.00%	2/1/2008(3)		4,385	4,714

					407,240

Colorado (4.4%)
Arapahoe County CO Capital Improvement Trust Fund
Highway Rev	0.00%	8/31/2005	(Prere.)	11,920	8,416
Arapahoe County CO Capital Improvement Trust Fund
Highway Rev	0.00%	8/31/2005	(Prere.)	280,005	57,720
Arapahoe County CO Capital Improvement Trust Fund
Highway Rev	0.00%	8/31/2005	(Prere.)	114,235	54,877
Arapahoe County CO Capital Improvement Trust Fund
Highway Rev	7.00%	8/31/2005	(Prere.)	32,000	33,856
Colorado Dept. of Transp. Rev	5.25%	6/15/2006		2,335	2,425
Colorado Dept. of Transp. Rev	5.25%	6/15/2007		2,035	2,162
Colorado Dept. of Transp. Rev	5.50%	6/15/2007(1)		18,000	19,242
Colorado Dept. of Transp. Rev	5.25%	6/15/2008		2,530	2,740
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2006		5,490	5,715
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	1.83%	2/7/2005		14,700	14,700
Colorado Springs CO Util. System Rev	5.25%	11/15/2006		9,265	9,723
Colorado Springs CO Util. System Rev	5.25%	11/15/2007		5,890	6,314
Denver CO City & County Airport Rev	5.50%	11/15/2005(2)		9,375	9,609
Denver CO City & County Auditorium Theatre & Zoo GO	5.50%	8/1/2008		11,835	12,957
Denver CO City & County COP
(Wellington E. Webb Municipal Office Building) VRDO	1.80%	2/7/2005(2)		12,745	12,745
Denver CO City & County GO	5.00%	8/1/2007		5,000	5,301
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2008		8,770	9,455
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.85%	2/7/2005LOC		14,135	14,135
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.30%	6/1/2007(2)		15,000	14,906

					296,998

Connecticut (2.5%)
Connecticut GO	6.25%	5/15/2005		10,000	10,122
Connecticut GO	6.25%	5/15/2005	(ETM)	80	81
Connecticut GO	5.00%	6/15/2005		13,810	13,959
Connecticut GO	5.00%	3/15/2006		17,045	17,554
Connecticut GO	4.00%	3/15/2007(1)		6,200	6,398
Connecticut GO	5.00%	4/15/2007		17,985	18,957
Connecticut GO	5.25%	6/15/2007		12,760	13,567
Connecticut GO	5.00%	11/15/2007		7,250	7,732
Connecticut GO	5.00%	11/15/2007		19,340	20,626
Connecticut GO	5.00%	12/15/2007		10,040	10,726
Connecticut GO	5.25%	12/15/2007		7,370	7,924
Connecticut GO	5.00%	3/1/2008		8,545	9,146
Connecticut GO	5.00%	11/15/2008		10,000	10,830
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	1.85%	2/7/2005(2)		26,285	26,285

					173,907

Delaware (0.4%)
Delaware GO	5.25%	7/1/2007		20,260	21,588
Delaware Transp. Auth. Transp. System Rev	5.00%	7/1/2005(1)		8,890	8,997

					30,585

District of Columbia (1.5%)
District of Columbia GO	5.00%	6/1/2005(2)		6,935	7,001
District of Columbia GO	5.30%	6/1/2005(2)		10,900	11,015
District of Columbia GO	5.25%	6/1/2007(1)		16,000	16,968
District of Columbia GO	5.50%	6/1/2007(4)		8,785	9,366
District of Columbia GO	5.25%	6/1/2008(1)		5,355	5,782
District of Columbia GO	5.50%	6/1/2008(4)		3,530	3,839
District of Columbia GO	5.50%	6/1/2008(4)	(ETM)	1,220	1,331
District of Columbia GO	5.50%	6/1/2010(4)		10,000	11,191
District of Columbia GO	5.75%	6/1/2010(1)	(ETM)	5,000	5,670
District of Columbia GO VRDO	1.85%	2/7/2005(1)		14,220	14,220
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2006		4,745	4,953
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2010(1)		6,145	6,801
Washington DC Metro. Area Transit Auth. Rev	5.00%	7/1/2007(1)		2,250	2,383
Washington DC Metro. Area Transit Auth. Rev	5.00%	7/1/2008(1)		4,180	4,504

					105,024

Florida (3.9%)
Broward County FL GO	5.00%	1/1/2007		8,300	8,707
Broward County FL GO	5.00%	1/1/2008		4,000	4,274
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2010		4,900	5,310
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.50%	12/1/2011		5,900	6,167
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.50%	12/1/2008		22,980	25,016
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2009		2,000	2,172
Broward County FL School Dist. GO	5.00%	2/15/2006		3,170	3,260
Broward County FL School Dist. GO	5.00%	2/15/2007		2,890	3,040
Florida Board of Educ. Capital Outlay	5.25%	1/1/2006		3,540	3,637
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008		4,000	4,304
Florida Board of Educ. Public Educ	5.25%	6/1/2007		4,890	5,201
Florida Board of Educ. Public Educ	5.00%	6/1/2008(4)		19,600	21,100
Florida Board of Educ. Public Educ	5.25%	6/1/2008		5,055	5,479
Florida Correctional Privatization Comm. COP	5.25%	8/1/2008(1)		4,335	4,709
Florida Dept. of Environmental Protection & Preservation Rev	5.00%	7/1/2007(1)		10,000	10,602
Florida Dept. of Environmental Protection & Preservation Rev	5.00%	7/1/2008(1)		11,000	11,858
Florida Dept. of Transp	5.00%	7/1/2007		5,270	5,587
Florida Dept. of Transp	5.25%	7/1/2008		4,670	5,072
Florida Turnpike Auth. Rev	5.25%	7/1/2007(4)		5,855	6,242
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.00%	10/1/2005(1)		6,855	6,983
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2006(1)		7,830	8,191
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev	5.25%	10/1/2007(1)		6,995	7,479
JEA Florida St. Johns River Power Park Rev	5.00%	10/1/2008		21,000	22,675
Jacksonville FL Electric Auth. Water & Sewer Rev	5.00%	10/1/2011		7,500	8,136
Orlando & Orange County FL Expressway Auth. VRDO	1.85%	2/7/2005(4)		4,000	4,000
Orlando FL Util. Comm. Water & Electric Rev	5.00%	10/1/2008		4,835	5,229
Orlando FL Util. Comm. Water & Electric Rev	5.25%	7/1/2009		15,000	16,503
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.00%	10/1/2008		20,000	21,546
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.84%	2/7/2005		13,500	13,500
Palm Beach County FL Airport System Rev	5.50%	10/1/2005(1)		8,830	9,024

					265,003

Georgia (3.3%)
Atlanta GA Airport Fac. Rev	0.00%	1/1/2010(1)		6,615	5,167
Atlanta GA Water & Sewer Rev	5.25%	1/1/2007(3)	(Prere.)	15,300	16,252
Atlanta GA Water & Wastewater Rev. VRDO	1.85%	2/7/2005(4)		32,200	32,200
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008		25,000	26,199
Fulton DeKalb GA Hosp. Auth	5.00%	1/1/2008(4)		3,000	3,196
Georgia GO	6.25%	3/1/2006		5,000	5,211
Georgia GO	6.00%	7/1/2007		10,580	11,448
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.25%	3/1/2007		6,185	6,541
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.25%	3/1/2009		10,355	11,371
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	1.85%	2/7/2005LOC		3,000	3,000
Henry County GA School Dist. GO	5.00%	4/1/2007		11,415	12,025
Henry County GA School Dist. GO	5.00%	4/1/2008		25,585	27,439
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.25%	7/1/2006(1)		10,000	10,534
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.25%	7/1/2008(1)		4,000	4,460
Muni. Electric Auth. Georgia Subordinate Bonds
Project One PUT	5.00%	1/1/2009(2)		10,000	10,734
Paulding County GA School Dist. GO	5.00%	8/1/2008		2,500	2,695
Paulding County GA School Dist. GO	5.00%	8/1/2009		1,500	1,636
Paulding County GA School Dist. GO	5.00%	8/1/2011		1,000	1,107
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2006		8,000	8,424
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2007		6,270	6,763
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.25%	9/1/2008		10,000	10,878
Richmond County GA Board of Educ. GO	5.00%	11/1/2005		5,000	5,105

					222,385

Hawaii (2.1%)
Hawaii Airport System Rev	5.50%	7/1/2006(3)		10,000	10,412
Hawaii Airport System Rev	5.50%	7/1/2007(3)		10,000	10,631
Hawaii Airport System Rev	6.00%	7/1/2007(3)		6,000	6,447
Hawaii Airport System Rev	5.50%	7/1/2009(3)		10,275	11,241
Hawaii GO	6.25%	3/1/2005(3)		8,585	8,615
Hawaii GO	5.50%	4/1/2005(1)		13,630	13,708
Hawaii GO	6.00%	11/1/2005(3)		5,000	5,142
Hawaii GO	5.25%	2/1/2007(4)		10,375	10,935
Hawaii GO	5.00%	4/1/2007(1)		10,000	10,528
Hawaii GO	5.50%	8/1/2007(3)		2,330	2,497
Hawaii GO	5.25%	2/1/2008(4)		10,000	10,754
Hawaii GO	5.00%	4/1/2008(1)		10,000	10,712
Hawaii GO	5.75%	4/1/2008(1)		4,005	4,381
Hawaii GO	5.50%	8/1/2008(3)		6,755	7,388
Hawaii GO	5.00%	10/1/2009(1)		1,480	1,616
Hawaii GO	5.00%	10/1/2010(1)		5,090	5,610
Honolulu HI City & County GO	5.00%	7/1/2008(1)		12,740	13,703

					144,320

Illinois (5.0%)
Chicago IL Board of Educ. VRDO	1.85%	2/7/2005(4)		4,650	4,650
Chicago IL Housing Auth. Capital Project Rev	5.00%	7/1/2009		8,265	8,877
Chicago IL Housing Auth. Capital Project Rev	5.25%	7/1/2010		5,000	5,467
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2006(2)		3,970	4,080
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2006(2)		16,120	16,566
Chicago IL O'Hare International Airport Rev	5.50%	1/1/2007(2)		3,140	3,301
Chicago IL Transit Auth. Capital Grant Receipts Rev.
(Douglas Branch Project)	4.00%	6/1/2006(2)		1,140	1,141
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.40%	12/1/2006(2)		14,265	14,707
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.40%	12/1/2006(2)		27,500	28,351
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2005(1)		2,500	2,523
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2006(1)		2,000	2,073
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.85%	2/1/2007		7,185	7,523
Illinois GO	5.00%	2/1/2005(3)		4,500	4,500
Illinois GO	4.00%	12/1/2006		5,000	5,139
Illinois GO	5.00%	10/1/2007(4)		9,000	9,567
Illinois GO	5.25%	11/1/2007(3)		5,000	5,357
Illinois GO	5.00%	12/1/2007		5,475	5,835
Illinois GO	5.00%	3/1/2008		7,590	8,108
Illinois GO	5.00%	3/1/2008		5,000	5,341
Illinois GO	5.25%	8/1/2008		14,500	15,713
Illinois GO	5.00%	10/1/2008(4)		7,000	7,558
Illinois GO	5.00%	10/1/2008		5,790	6,243
Illinois GO	5.25%	11/1/2008(3)		4,000	4,360
Illinois GO	5.75%	1/1/2009(3)		3,000	3,330
Illinois GO	5.25%	8/1/2009(1)		2,135	2,349
Illinois GO	5.50%	8/1/2009		8,610	9,547
Illinois GO	5.00%	10/1/2009		14,800	16,127
Illinois GO	5.00%	3/1/2010		6,300	6,885
Illinois Health Fac. Auth. Rev.;
(Advocate Health Care Network)	5.25%	8/15/2005	(ETM)	2,085	2,120
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.) PUT	4.50%	12/1/2007(4)		10,000	10,442
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.00%	6/1/2006(1)		4,400	4,540
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.25%	6/1/2007(1)		5,270	5,570
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO	1.90%	2/1/2005(1)		8,540	8,540
Illinois State Unemployment Insurance Fund
Building Receipts Rev	5.00%	12/15/2007(4)		10,000	10,608
Illinois Student Assistance Comm. Student Loan Rev	5.70%	3/1/2006		4,000	4,009
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev	0.00%	6/15/2008(3)	(ETM)	1,220	1,110
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev	0.00%	6/15/2008(3)	(ETM)	6,500	5,915
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev	0.00%	6/15/2008(3)		170	154
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev	5.25%	6/15/2008(1)		3,250	3,514
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev	0.00%	6/15/2009(3)	(ETM)	18,625	16,293
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO	5.00%	6/1/2005(3)		5,000	5,048
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO	5.00%	6/1/2006(3)		6,950	7,190
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO	5.00%	6/1/2007(3)		9,710	10,257
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry,
and Will Counties IL GO	5.25%	6/1/2008(3)		9,855	10,664
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.83%	2/7/2005		20,520	20,520

					341,712

Indiana (0.6%)
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.25%	7/1/2008(3)		3,040	3,282
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2005(1)		1,345	1,366
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2007(1)		1,000	1,064
Indianapolis IN Local Public Improvement Rev	5.50%	2/1/2007		12,255	12,966
Rockport IN PCR (AEP Generating Co.) PUT	4.05%	7/13/2006(2)		21,000	21,476

					40,154

Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.65%	6/1/2006(1)		15,000	15,041
Kansas Dept. of Transp. Highway Rev	7.25%	3/1/2006	(ETM)	5,820	6,128
Kansas Dept. of Transp. Highway Rev	5.50%	9/1/2006		6,000	6,291
Wichita KS Sales Tax Rev	5.00%	4/1/2007		2,610	2,748

					30,208

Kentucky (2.3%)
Jefferson County KY GO	0.00%	8/15/2005(4)		4,780	4,727
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	1.95%	2/7/2005		10,000	10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO	1.85%	2/7/2005(1)		2,800	2,800
Kentucky Property & Building Comm. Rev	5.25%	2/1/2005		4,090	4,090
Kentucky Property & Building Comm. Rev	5.50%	8/1/2006(4)		10,520	11,004
Kentucky Property & Building Comm. Rev	5.25%	2/1/2007(4)		1,500	1,581
Kentucky Property & Building Comm. Rev	5.25%	8/1/2007(4)		13,000	13,859
Kentucky Property & Building Comm. Rev	5.50%	8/1/2007		4,550	4,876
Kentucky Property & Building Comm. Rev	5.50%	8/1/2008	(ETM)	7,290	7,985
Kentucky Property & Building Comm. Rev	5.50%	8/1/2008		210	230
Kentucky Property & Building Comm. Rev	6.00%	10/1/2008		10,000	11,133
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.50%	7/1/2007(2)		18,000	19,660
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.50%	7/1/2008(2)		5,060	5,526
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.75%	7/1/2008(4)		26,760	29,442
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.50%	7/1/2009(2)*		15,000	16,652
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev	5.25%	7/1/2008(4)		2,345	2,518
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev	5.25%	7/1/2010(4)		2,700	2,954
Louisville & Jefferson County KY Regional Airport Auth. Special Fac.
(UPS Worldwide Forwarding) VRDO	1.93%	2/1/2005		5,900	5,900

					154,937

Louisiana (0.9%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev	5.50%	12/1/2005(4)		3,790	3,894
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2005(1)		8,300	8,300
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2006(1)		8,740	8,996
Jefferson Parish LA School Board Sales & Tax Rev	5.25%	2/1/2007(1)		9,190	9,686
Louisiana GO	5.25%	4/1/2006(3)		9,335	9,649
Louisiana GO	5.25%	5/1/2008(3)		7,405	8,005
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
(LOOP LLC Project) PUT	4.00%	9/1/2008		5,000	5,114
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.50%	7/1/2005(4)		5,865	5,946

					59,590

Maryland (2.2%)
Anne Arundel County MD GO	5.00%	3/1/2008		7,375	7,907
Maryland Dept. of Transp	5.25%	2/1/2007		9,000	9,497
Maryland Dept. of Transp	5.00%	5/1/2009		18,200	19,829
Maryland Dept. of Transp	5.00%	5/1/2010		16,975	18,679
Maryland GO	5.25%	3/1/2007		21,005	22,221
Maryland GO	5.25%	2/1/2008		5,000	5,394
Maryland GO	5.25%	3/1/2008		24,935	26,942
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.25%	6/1/2010		11,435	12,758
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.25%	6/1/2010		5,000	5,579
Washington Suburban Sanitation Dist.
Maryland General Construction GO	5.25%	6/1/2007		10,000	10,640
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.25%	6/1/2009		12,785	14,100

					153,546

Massachusetts (4.1%)
Boston MA GO	5.00%	2/1/2008(1)		5,000	5,350
Massachusetts Dev. Finance Agency Resource Recovery Rev.
(SEMASS System)	5.25%	1/1/2006(1)		15,170	15,533
Massachusetts Dev. Finance Agency Resource Recovery Rev.
(SEMASS System)	5.25%	1/1/2007(1)		15,070	15,731
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.40%	12/1/2005(1)		1,280	1,287
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.50%	12/1/2006(1)		1,550	1,564
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.55%	12/1/2007(1)		2,090	2,109
Massachusetts GAN	5.75%	6/15/2007		9,650	10,357
Massachusetts GAN	5.75%	12/15/2008		16,210	17,955
Massachusetts GAN	5.75%	6/15/2009		10,900	12,156
Massachusetts GO	5.00%	2/1/2006		6,120	6,284
Massachusetts GO	5.50%	2/1/2007(1)		20,000	21,169
Massachusetts GO	5.25%	12/1/2007		10,000	10,726
Massachusetts GO	5.50%	2/1/2008(1)		10,000	10,823
Massachusetts GO	5.00%	8/1/2008		10,000	10,740
Massachusetts GO	5.25%	8/1/2008	(Prere.)	7,945	8,673
Massachusetts GO	5.375%	8/1/2008		10,000	10,864
Massachusetts GO	5.75%	10/1/2008		6,710	7,400
Massachusetts GO	5.25%	1/1/2009		10,000	10,883
Massachusetts GO	5.75%	6/1/2010	(Prere.)	25,045	28,441
Massachusetts GO VRDO	1.88%	2/7/2005		5,900	5,900
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.25%	7/1/2006		3,000	3,090
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.75%	7/1/2006		5,385	5,584
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.75%	7/1/2007		5,785	6,136
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.00%	7/1/2007		2,200	2,321
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.50%	7/1/2008(1)		15,400	16,772
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.00%	7/1/2009(1)		14,110	15,318
Massachusetts Special Obligation Rev	7.50%	6/1/2007(3)		16,425	18,249

					281,415

Michigan (2.1%)
Detroit MI Capital Improvement GO	5.00%	4/1/2008(4)		7,275	7,793
Detroit MI Capital Improvement GO	5.00%	4/1/2009(4)		6,135	6,662
Detroit MI Sewer System Rev	5.00%	7/1/2010(4)		8,510	9,355
Michigan Building Auth. Rev	5.50%	10/15/2007		3,855	4,148
Michigan Building Auth. Rev	5.50%	10/15/2007		5,945	6,397
Michigan Building Auth. Rev	5.00%	10/15/2008(1)		4,000	4,323
Michigan Building Auth. Rev	5.50%	10/15/2008		6,435	7,056
Michigan Building Auth. Rev	5.50%	10/15/2008		6,790	7,445
Michigan Comprehensive Transp. Rev	5.00%	5/15/2008(4)		1,230	1,320
Michigan GO	5.25%	12/1/2005		5,750	5,896
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.50%	10/1/2005	(ETM)	6,655	6,803
Michigan Muni. Bond Auth. Rev	5.00%	5/1/2007		6,420	6,764
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.50%	10/1/2006	(ETM)	7,575	7,963
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.25%	10/1/2007		10,190	10,908
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.50%	10/1/2007	(ETM)	9,405	10,128
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.25%	10/1/2008		11,960	13,039
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2007(1)		6,000	6,284
Michigan Trunk Line Rev	5.00%	10/1/2006(4)		1,000	1,042
Michigan Trunk Line Rev	5.00%	10/1/2007(4)		1,000	1,063
Univ. of Michigan Univ. Rev	5.00%	4/1/2008		2,705	2,902
Wayne Charter County MI Airport Rev	5.25%	12/1/2006(1)		6,620	6,931
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)	5.25%	12/1/2008(3)		7,065	7,610
Western Township MI Sewage Disposal System Rev	5.25%	1/1/2008(1)		3,700	3,973

					145,805

Minnesota (1.1%)
Minnesota GO	5.00%	8/1/2005		26,000	26,377
Minnesota GO	6.00%	8/1/2005		8,255	8,416
Minnesota GO	5.50%	6/1/2006		8,730	9,094
Minnesota GO	5.00%	8/1/2007		20,000	21,221
Minnesota Public Fac. Water PCR	5.50%	3/1/2009		4,500	4,976
Southern Minnesota Muni. Power Agency Power
Supply System Rev	5.00%	1/1/2009(2)		5,000	5,419

					75,503

Mississippi (1.2%)
Mississippi Business Finance Corp. Solid Waste Disposal Rev.
(Waste Management Inc.) PUT	3.35%	3/1/2009		7,000	6,859
Mississippi GO	5.00%	10/1/2006		10,160	10,592
Mississippi GO	5.75%	11/1/2007		5,000	5,426
Mississippi GO	5.00%	10/1/2009		5,770	6,303
Mississippi GO	6.00%	11/1/2009	(Prere.)	7,250	8,254
Mississippi GO	6.00%	11/1/2009	(Prere.)	10,800	12,296
Mississippi GO	5.25%	12/1/2010		8,800	9,836
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.50%	10/1/2006		21,000	21,219

					80,785

Missouri (0.5%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.25%	6/1/2006		10,230	10,582
Missouri Third State Building GO	5.00%	8/1/2008		8,660	9,355
Missouri Water Pollution Control GO	5.00%	10/1/2008		11,350	12,296

					32,233

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.00%	12/30/2008(2)		20,500	22,004

Nebraska (1.2%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO	1.84%	2/7/2005		34,336	34,336
Nebraska Public Power Dist. Rev	5.00%	1/1/2007(1)		9,000	9,424
Nebraska Public Power Dist. Rev	5.25%	1/1/2009(1)		20,000	21,576
Omaha NE Public Power Dist. Electric Rev	4.50%	2/1/2008		14,655	15,441

					80,777

Nevada (2.5%)
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2007		4,410	4,659
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	6.25%	7/1/2005(1)		4,310	4,381
Clark County NV School Dist. GO	5.00%	6/15/2005(1)		13,330	13,472
Clark County NV School Dist. GO	5.00%	6/15/2007(1)		13,475	14,231
Clark County NV School Dist. GO	5.25%	6/15/2007(4)		12,335	13,098
Clark County NV School Dist. GO	5.00%	6/1/2008(3)		30,735	32,973
Clark County NV School Dist. GO	5.00%	6/15/2008(1)		6,000	6,441
Clark County NV School Dist. GO	5.50%	6/15/2008(4)		33,555	36,557
Clark County NV School Dist. GO	4.00%	6/1/2009(3)		16,265	17,004
Clark County NV School Dist. GO	5.25%	6/15/2009(1)		16,920	18,575
Nevada GO	5.00%	3/1/2008		5,000	5,287
Nevada GO	5.25%	5/15/2009		7,625	8,196

					174,874

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.25%	12/3/2007(2)		6,950	7,013
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.50%	2/1/2009		22,000	21,859
New Hampshire GO	5.00%	11/1/2008		6,000	6,496

					35,368

New Jersey (3.7%)
Garden State Preservation Trust New Jersey	5.25%	11/1/2009(4)		4,500	4,976
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	2.15%	2/10/2005LOC		15,000	15,001
New Jersey Building Auth. Rev	5.25%	12/15/2006(2)		5,000	5,261
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017		19,500	20,516
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2008		16,085	17,321
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	1.93%	2/1/2005(2)		2,100	2,100
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2007		5,960	6,406
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2008		6,280	6,892
New Jersey GO	5.00%	2/1/2007		4,500	4,719
New Jersey GO	5.00%	7/15/2007		10,000	10,581
New Jersey Transit Corp. Capital GAN	5.75%	2/1/2007(2)		15,000	15,928
New Jersey Transp. Corp. COP	5.50%	9/15/2007(2)		4,735	5,079
New Jersey Transp. Corp. COP	5.50%	9/15/2008(2)		25,000	27,348
New Jersey Transp. Trust Fund Auth. Rev	6.00%	6/15/2005(2)		10,000	10,142
New Jersey Transp. Trust Fund Auth. Rev	5.00%	12/15/2006		26,000	27,159
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2007		5,665	6,033
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2007	(ETM)	10,000	10,695
New Jersey Transp. Trust Fund Auth. Rev	5.375%	12/15/2007		25,530	27,413
New Jersey Transp. Trust Fund Auth. Rev	5.25%	12/15/2011(3)		30,000	33,636

					257,206

New Mexico (1.3%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006		13,000	12,869
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006		6,000	5,946
New Mexico Educ. Assistance Funding Student Loan Rev	6.60%	3/1/2005		4,130	4,145
New Mexico GO	5.00%	3/1/2007		12,130	12,751
New Mexico GO	5.00%	9/1/2007		9,515	10,103
New Mexico GO	5.00%	9/1/2008		5,000	5,397
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2005(2)		3,000	3,032
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2005		4,740	4,790
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2007(2)		2,500	2,643
New Mexico Highway Comm. Tax Rev	5.25%	6/15/2007		7,540	8,001
New Mexico Highway Comm. Tax Rev	5.00%	6/15/2008		9,335	10,040
New Mexico Severance Tax Rev	5.00%	7/1/2007		6,800	7,191

					86,908

New York (9.3%)
Erie County NY IDA School Fac. Rev. GO	5.00%	5/1/2009(4)		3,140	3,414
Long Island NY Power Auth. Electric System Rev	5.00%	6/1/2006		10,000	10,321
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) VRDO	1.83%	2/7/2005(4)		25,000	25,000
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2005		10,370	10,539
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007		9,700	10,513
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	3.10%	4/4/2007(1)		5,000	5,002
New York City NY GO	5.00%	8/1/2008		25,535	27,325
New York City NY GO	5.25%	8/1/2008		7,670	8,271
New York City NY GO	5.25%	8/1/2008		16,450	17,739
New York City NY GO	5.25%	8/1/2008(3)		10,000	10,853
New York City NY GO	5.00%	8/1/2009		7,000	7,564
New York City NY GO	5.00%	8/1/2009		14,700	15,884
New York City NY GO	5.25%	8/1/2009		35,110	38,304
New York City NY GO	5.00%	8/1/2010		7,150	7,762
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev	5.00%	6/15/2005		25,000	25,267
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev	5.25%	6/15/2006		30,000	31,149
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	1.90%	2/1/2005(3)		20,000	20,000
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2008		15,000	16,205
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2009		5,000	5,456
New York City NY Transitional Finance Auth. Rev. VRDO	1.88%	2/1/2005		22,050	22,050
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005		4,100	4,100
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005		21,200	21,200
New York City NY Transitional Finance Auth. Rev. VRDO	1.97%	2/1/2005		9,175	9,175
New York State Dormitory Auth. Rev	5.00%	8/15/2009(4)		1,900	2,063
New York State Dormitory Auth. Rev. (City Univ.)	5.25%	7/1/2009(1)		10,000	10,989
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas)	3.245%	1/19/2010(1)		14,650	14,650
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT	3.00%	12/1/2008(2)		8,300	8,243
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.00%	6/15/2008		9,415	10,148
New York State GO	5.00%	4/15/2009		2,900	3,146
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	1.88%	2/7/2005LOC		20,000	20,000
New York State Power Auth. Rev	5.50%	11/15/2007		13,565	14,641
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB	5.25%	4/1/2010(1)		2,500	2,773
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.25%	4/1/2007(1)		4,000	4,235
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.00%	4/1/2008(1)		6,000	6,437
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.25%	4/1/2008(2)		13,220	14,282
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.25%	4/1/2008(1)		3,730	4,030
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.00%	4/1/2009(1)		4,000	4,345
New York State Thruway Auth. Rev. (Service Contract)	5.00%	4/1/2007		21,370	22,475
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008		13,100	13,961
New York State Thruway Auth. Rev. (Service Contract)	5.00%	4/1/2008		23,480	25,108
New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005		32,000	32,008
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006		5,000	5,118
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2007		14,865	15,539
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.00%	12/15/2006		10,000	10,451
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006		4,050	4,290
Tobacco Settlement Financing Corp. NY Rev	5.00%	6/1/2008		5,000	5,362
Tobacco Settlement Financing Corp. NY Rev	5.25%	6/1/2013		4,325	4,640
Triborough Bridge & Tunnel Auth. New York Rev	5.00%	11/15/2005		10,000	10,218
Triborough Bridge & Tunnel Auth. New York Rev	5.25%	11/15/2008		14,000	15,253

					637,498

North Carolina (1.9%)
Durham NC GO	5.00%	2/1/2008		5,340	5,719
Greensboro NC GO	5.00%	3/1/2010		5,425	5,966
North Carolina Eastern Muni. Power Agency Rev	7.00%	1/1/2008(1)		9,875	11,049
North Carolina Eastern Muni. Power Agency Rev	5.375%	1/1/2010		25,745	27,787
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2010		5,400	5,858
North Carolina Eastern Muni. Power Agency Rev	5.50%	1/1/2011		8,000	8,714
North Carolina GO	5.00%	5/1/2007		9,890	10,445
North Carolina GO	5.00%	3/1/2008		5,000	5,362
North Carolina Medical Care Comm. Hosp.
(Moses Cone Health System) VRDO	1.81%	2/7/2005		10,000	10,000
North Carolina Muni. Power Agency Rev	8.00%	1/1/2006(2)		18,000	18,920
Wake County NC Public Improvement GO	4.50%	3/1/2007		8,500	8,860
Wake County NC Public Improvement GO	5.00%	4/1/2007		8,000	8,435

					127,115

Ohio (4.8%)
Cleveland OH Airport System Rev	5.50%	1/1/2008(4)		8,070	8,641
Cleveland OH Airport System Rev. VRDO	1.84%	2/7/2005(4)		12,800	12,800
Columbus OH GO	5.00%	7/1/2007		5,410	5,729
Columbus OH GO	5.00%	7/1/2007		7,395	7,831
Kent State Univ. Ohio VRDO	1.85%	2/7/2005(1)		49,820	49,820
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.00%	10/1/2006		5,000	5,179
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.25%	10/1/2007		5,000	5,286
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.25%	10/1/2008		6,945	7,444
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008(2)		5,000	5,055
Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2009(1)		11,680	12,743
Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2009(1)		11,580	12,634
Ohio Common Schools GO	5.00%	3/15/2007		3,370	3,547
Ohio Common Schools GO	4.00%	9/15/2007		7,920	8,220
Ohio Common Schools GO	5.00%	3/15/2008		3,195	3,424
Ohio Common Schools PUT	2.45%	9/14/2007		10,000	9,975
Ohio GO	5.75%	6/15/2005		5,810	5,889
Ohio GO	0.00%	9/1/2007		5,000	4,670
Ohio GO	5.00%	3/15/2008		3,000	3,215
Ohio GO	5.00%	8/1/2008		14,800	15,962
Ohio Higher Educ. Capital Fac. Rev	5.75%	5/1/2007		6,930	7,426
Ohio Higher Educ. Capital Fac. Rev	5.50%	12/1/2007		24,500	26,493
Ohio Higher Educ. Capital Fac. Rev	5.50%	12/1/2008		18,440	20,334
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.90%	2/7/2005		1,500	1,500
Ohio Highway Capital Improvements Rev	5.50%	5/1/2006		22,500	23,392
Ohio Highway Capital Improvements Rev	5.00%	5/1/2007		5,000	5,281
Ohio Highway Capital Improvements Rev	5.00%	5/1/2007		5,590	5,901
Ohio Highway Capital Improvements Rev	5.00%	5/1/2008		4,000	4,298
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/2032		3,905	4,106
Ohio Infrastructure Improvement GO	5.25%	8/1/2006		3,995	4,165
Ohio Infrastructure Improvement GO	5.25%	8/1/2006		3,780	3,941
Ohio Infrastructure Improvement GO	5.00%	3/1/2010		4,000	4,387
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008		5,475	5,885
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008		6,225	6,691
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.99%	2/1/2005		6,300	6,300
Ohio State Univ. General Receipts Rev. VRDO	1.84%	2/7/2005		1,400	1,400
Ohio State Univ. General Receipts Rev. VRDO	1.84%	2/7/2005		3,300	3,300
Ohio Water Dev. Auth. PCR	5.25%	12/1/2009		3,625	4,013

					326,877

Oklahoma (0.8%)
Grand River Dam Auth. Oklahoma Rev	5.75%	6/1/2006(4)		18,250	19,067
Oklahoma County OK GO	5.00%	2/1/2007(3)		5,700	5,981
Tulsa County OK Ind. Auth. Rev	5.00%	1/1/2006(2)		6,450	6,612
Tulsa County OK Ind. Auth. Rev	5.00%	7/1/2006(2)		6,450	6,689
Tulsa County OK Ind. Auth. Rev	5.00%	1/1/2007(2)		6,450	6,758
Tulsa County OK Ind. Auth. Rev	5.00%	5/15/2007		6,610	6,959
Tulsa County OK Ind. Auth. Rev	5.00%	5/15/2008		5,000	5,346

					57,412

Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.50%	5/1/2005		7,000	7,057
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.50%	5/1/2007		6,000	6,360
Oregon State Dept. Administrative Services	5.00%	9/1/2007(4)		10,900	11,577

					24,994

Pennsylvania (3.9%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.50%	6/15/2007		3,000	3,176
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev	5.00%	7/1/2008		4,365	4,680
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) PUT	2.25%	1/15/2007LOC		4,200	4,157
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	1.85%	2/7/2005		5,995	5,995
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.00%	8/15/2008**		2,500	2,653
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	4.00%	8/15/2006**		1,900	1,934
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.00%	8/15/2007**		2,000	2,097
Pennsylvania GO	5.00%	2/1/2007		7,260	7,618
Pennsylvania GO	5.50%	7/1/2007(1)		16,395	17,549
Pennsylvania GO	5.00%	2/1/2008		7,930	8,476
Pennsylvania GO	5.25%	2/1/2008		50,000	53,800
Pennsylvania GO	5.00%	8/1/2008	(Prere.)	6,210	6,751
Pennsylvania GO	5.00%	7/1/2009		7,570	8,247
Pennsylvania GO	5.00%	7/1/2009		8,135	8,863
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System Obligated Group) VRDO	1.85%	2/7/2005LOC		10,400	10,400
Pennsylvania Intergovernmental Cooperation Auth. Rev	5.00%	6/15/2006(3)		26,400	27,341
Pennsylvania State Univ. Rev	5.00%	3/1/2008		8,025	8,587
Philadelphia PA Gas Works Rev	5.25%	7/1/2007(4)		4,525	4,794
Philadelphia PA Gas Works Rev	5.25%	7/1/2009(4)		8,885	9,721
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007(1)		18,250	19,258
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	1.89%	2/1/2005		1,000	1,000
Philadelphia PA IDA Rev. (Philadelphia Airport System)	6.00%	6/15/2005(3)		4,835	4,902
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2005(3)		3,775	3,827
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.00%	7/1/2006(3)		3,700	3,827
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2007(3)		3,905	4,139
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2009(3)		4,085	4,450
Philadelphia PA Water & Waste Water Rev. VRDO	1.82%	2/7/2005(2)		2,590	2,590
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	1.84%	2/7/2005(2)		5,400	5,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	1.84%	2/7/2005(2)		5,500	5,500
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	1.86%	2/7/2005(2)		800	800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset Financial Program)
VRDO	1.86%	2/7/2005(2)		5,000	5,000
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008(2)		4,500	4,752
York County PA Solid Waste & Refuse Auth. Rev	5.25%	12/1/2008(3)		2,485	2,715

					264,999

Puerto Rico (0.9%)
Puerto Rico GO	5.00%	7/1/2009	(ETM)	460	503
Puerto Rico GO	5.00%	7/1/2009		3,595	3,886
Puerto Rico GO PUT	5.00%	7/1/2008		5,245	5,592
Puerto Rico GO PUT	5.00%	7/1/2012		16,000	17,230
Puerto Rico Highway & Transp. Auth. Rev	5.00%	7/1/2007		15,000	15,812
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007		20,000	20,805

					63,828

Rhode Island (0.5%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2006		5,000	5,170
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2007		5,000	5,273
Rhode Island Housing & Mortgage Finance Corp. Rev	3.75%	8/11/2005		10,250	10,328
Rhode Island Housing & Mortgage Finance Corp. Rev	2.25%	3/15/2007		3,615	3,593
Rhode Island Housing & Mortgage Finance Corp. Rev	2.50%	3/15/2007		4,945	4,923
Rhode Island State & Providence Plantations GO	5.00%	8/1/2008(1)		3,795	4,090
Rhode Island State & Providence Plantations GO	5.00%	11/1/2008(3)		3,545	3,837

					37,214

South Carolina (0.8%)
Charleston SC Educ. Excellence Financing Corp. Rev	5.00%	12/1/2008		1,745	1,881
Charleston SC Educ. Excellence Financing Corp. Rev	5.00%	12/1/2009		2,245	2,441
South Carolina GO	5.75%	1/1/2006		5,000	5,161
South Carolina GO	5.50%	4/1/2008		14,515	15,809
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
(Palmetto Health Alliance)	7.00%	12/15/2005	(ETM)	3,500	3,638
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
(Palmetto Health Alliance)	6.70%	12/15/2006	(ETM)	2,640	2,833
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
(Palmetto Health Alliance)	7.00%	12/15/2007	(ETM)	5,265	5,868
South Carolina Public Service Auth. Rev	5.00%	1/1/2007		5,000	5,229
South Carolina Transp. Infrastructure Rev	5.75%	10/1/2009(1)	(Prere.)	10,790	12,242

					55,102

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) PUT	4.85%	5/1/2006		15,000	15,394

Tennessee (2.6%)
Johnson City TN Health & Educ. Rev.
(Johnson City Medical Center)	5.00%	7/1/2005(1)	(ETM)	4,265	4,315
Knox County TN GO	5.00%	4/1/2009		3,275	3,554
Memphis TN Electric System Rev	5.00%	12/1/2005		16,465	16,841
Memphis TN Electric System Rev	5.00%	12/1/2006		10,770	11,253
Memphis TN Electric System Rev	5.00%	12/1/2007(4)		13,875	14,776
Memphis TN Electric System Rev	5.00%	12/1/2008(4)		58,050	62,718
Memphis TN GO	4.00%	10/1/2006		4,200	4,310
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac.
(Vanderbilt Univ.) PUT	5.00%	4/1/2010(1)		14,000	15,269
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2006		1,380	1,446
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2006		8,620	9,030
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2007		16,090	17,230
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2007		4,380	4,690
Metro. Govt. of Nashville & Davidson County TN GO	5.00%	10/15/2008		1,075	1,163
Metro. Govt. of Nashville & Davidson County TN GO	5.00%	10/15/2008		3,925	4,245
Shelby County TN GO	5.00%	4/1/2008		4,550	4,877

					175,717

Texas (9.7%)
Austin TX Combined Util. System Rev	5.60%	5/15/2005(1)	(Prere.)	15,000	15,154
Austin TX Combined Util. System Rev	5.375%	11/15/2005		4,820	4,855
Austin TX Public Improvement GO	5.25%	9/1/2005		10,000	10,181
Austin TX Public Improvement GO	5.25%	9/1/2009		7,545	8,082
Austin TX Water & Wastewater System Rev	5.25%	11/15/2005(2)		10,000	10,238
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006		20,000	20,586
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011		5,695	6,151
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	4.75%	5/15/2007		11,050	11,482
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008		9,000	9,566
Central Texas Higher Educ. Auth	5.50%	12/1/2005		5,000	5,125
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2006(2)		1,750	1,793
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2007(2)		2,500	2,616
Colorado River TX Muni. Water Dist. Water Rev	5.00%	1/1/2008(2)		2,975	3,169
Conroe TX Independent School Dist. PUT	5.00%	8/15/2008		14,355	15,561
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	4.50%	8/15/2006		10,000	10,307
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.00%	8/15/2007		12,750	13,481
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2006(3)		2,150	2,253
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2007(3)		3,000	3,203
El Paso TX GO	5.50%	8/15/2007(4)		6,860	7,353
El Paso TX GO	5.50%	8/15/2008(4)		2,465	2,694
El Paso TX Independent School Dist. GO	5.375%	8/15/2008		5,000	5,443
Fort Worth TX GO	5.00%	3/1/2006		1,250	1,286
Fort Worth TX GO	5.00%	3/1/2007		2,500	2,626
Gulf Coast TX Waste Disposal Auth.
PCR (Amoco Oil Co.) VRDO	1.99%	2/1/2005		1,500	1,500
Harris County TX GO	0.00%	8/15/2007(3)		3,000	2,805
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)	5.25%	2/15/2007		3,000	3,129
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)	5.25%	2/15/2008		2,500	2,645
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	1.90%	2/1/2005		16,350	16,350
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO	1.90%	2/1/2005(1)		6,400	6,400
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of Greater Houston) VRDO	1.90%	2/1/2005LOC		1,300	1,300
Harris County TX Toll Road Rev	6.00%	8/1/2009(3)		4,750	5,375
Houston TX Airport System Rev	6.00%	7/1/2008(4)		6,385	6,994
Houston TX GO	5.00%	3/1/2005(1)		3,055	3,062
Houston TX GO	5.00%	3/1/2005(1)	(ETM)	1,445	1,449
Houston TX GO	5.30%	4/1/2005	(Prere.)	6,055	6,088
Houston TX GO	5.00%	3/1/2006(1)		4,255	4,375
Houston TX GO	5.00%	3/1/2006(1)	(ETM)	5,745	5,910
Houston TX GO	5.50%	3/1/2007		11,205	11,875
Houston TX Independent School Dist. GO	0.00%	2/15/2006		4,000	3,907
Houston TX Water & Sewer System Rev	6.20%	12/1/2005(1)	(Prere.)	9,075	9,379
Houston TX Water & Sewer System Rev	0.00%	12/1/2006(2)		5,000	4,777
Houston TX Water & Sewer System Rev	5.50%	12/1/2007(4)	(ETM)	12,500	13,514
Lower Colorado River Auth. Texas Rev	6.00%	5/15/2007(4)		3,000	3,228
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)	5.00%	7/1/2005(4)		7,610	7,700
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	4.55%	11/1/2006		38,970	40,138
North East TX Independent School Dist. GO	6.50%	10/1/2005		4,075	4,190
North East TX Independent School Dist. GO	6.50%	10/1/2006		4,350	4,635
North East TX Independent School Dist. GO	5.00%	8/1/2008		7,810	8,399
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008(4)		6,000	6,437
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008(2)		5,000	5,364
Northside TX Independent School Dist. PUT	3.60%	8/1/2009		12,500	12,504
Plano TX GO	5.00%	9/1/2005		5,975	6,074
Plano TX GO	5.25%	9/1/2006		5,030	5,251
Round Rock TX Independent School Dist. GO	0.00%	8/15/2009(1)		6,750	5,851
San Antonio TX Electric & Gas Rev	5.00%	2/1/2008		14,000	14,935
San Antonio TX Electric & Gas Rev	5.25%	2/1/2008		2,045	2,196
San Antonio TX Electric & Gas Rev	5.25%	2/1/2008		10,000	10,739
San Antonio TX Electric & Gas Rev	5.00%	2/1/2009		7,400	8,005
San Antonio TX GO	5.00%	2/1/2007		4,545	4,766
San Antonio TX GO	5.00%	2/1/2008		1,815	1,938
San Antonio TX GO	6.00%	8/1/2008		2,145	2,379
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.00%	8/15/2008(2)		10,000	10,697
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2005		5,725	5,725
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2006		5,710	5,583
Texas A & M Univ. Rev. Financing System	5.00%	5/15/2007		4,925	5,194
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev	5.35%	3/1/2033(1)		10,085	10,570
Texas GO Public Finance Auth	5.00%	10/1/2005		22,500	22,925
Texas GO Public Finance Auth	5.50%	10/1/2006		4,000	4,202
Texas GO Public Finance Auth	5.75%	10/1/2006	(Prere.)	15,855	16,731
Texas GO Public Finance Auth	5.25%	10/1/2007		15,240	16,302
Texas Public Building Auth. Building Rev. Capital Appreciation	0.00%	8/1/2007(1)	(ETM)	10,000	9,378
Texas TRAN	3.00%	8/31/2005		50,000	50,263
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2007		7,675	8,096
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008		36,300	38,895
Trinity River Auth. Texas Regional Wastewater Rev	5.00%	8/1/2005(1)		7,265	7,368
Univ. of Houston TX Rev	5.25%	2/15/2008(4)		5,435	5,841
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2007		5,000	5,303
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2009		2,500	2,726
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2009		2,610	2,846

					667,413

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev	5.00%	7/1/2007(4)		5,000	5,285
Salt Lake County UT GO	5.50%	12/15/2007		5,870	6,354
Salt Lake County UT GO	5.00%	6/15/2010		9,100	10,041
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)	5.00%	5/15/2005		2,000	2,016
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)	5.00%	5/15/2006		2,000	2,063
Utah Muni. Finance Coop. Local Govt. Rev	0.00%	3/1/2011(4)		6,000	4,849

					30,608

Vermont (0.1%)
Vermont GO	5.00%	2/1/2008		4,855	5,207

Virginia (1.9%)
Loudoun County VA GO	5.25%	11/1/2008		4,410	4,819
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2005		7,345	7,345
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2008		10,885	11,637
Virginia Commonwealth Transp. Board Federal Highway Rev	5.50%	10/1/2006		18,500	19,440
Virginia Commonwealth Transp. Board Federal Highway Rev	5.75%	10/1/2007		8,150	8,827
Virginia Commonwealth Transp. Board Federal Highway Rev	5.00%	10/1/2008		15,160	16,391
Virginia GO	5.00%	6/1/2007		9,720	10,283
Virginia Public Building Auth. Rev	4.50%	8/1/2008		11,515	12,224
Virginia Public Building Auth. Rev	5.00%	8/1/2009		7,040	7,680
Virginia Public School Auth. Rev	5.25%	8/1/2007		5,185	5,529
Virginia Public School Auth. Rev	5.00%	8/1/2008		4,075	4,394
Virginia Public School Auth. Rev	5.25%	8/1/2008		6,950	7,551
Virginia Public School Auth. Rev	5.00%	8/1/2009		2,000	2,182
Virginia Public School Auth. Rev	5.00%	8/1/2010		2,500	2,753
Virginia Public School Educ. Technology Notes	5.00%	4/15/2006		10,965	11,314

					132,369

Washington (1.8%)
Douglas County WA Public Util. Dist. No.1 Rev.
(Wells Hydroelectric Project)	5.00%	9/1/2007(1)		2,665	2,825
Douglas County WA Public Util. Dist. No.1 Rev.
(Wells Hydroelectric Project)	5.00%	9/1/2008(1)		1,250	1,345
King County WA GO	5.00%	6/1/2007		10,000	10,556
King County WA Sewer Rev	5.00%	1/1/2007(4)		5,000	5,231
King County WA Sewer Rev	5.25%	1/1/2008(4)		5,000	5,358
Port of Seattle WA GO	5.00%	11/1/2007(4)		9,955	10,556
Port of Seattle WA GO	5.00%	11/1/2008(4)		6,055	6,506
Port of Seattle WA GO	5.00%	11/1/2008(4)		10,455	11,233
Port of Seattle WA Rev	5.25%	9/1/2007(3)		3,000	3,180
Port of Seattle WA Rev	5.50%	9/1/2008(3)		3,815	4,132
Seattle WA GO	5.00%	7/1/2007		5,315	5,622
Seattle WA Muni. Light & Power Rev	4.00%	12/1/2006(4)		5,000	5,138
Seattle WA Water System Rev	4.50%	9/1/2007(1)		6,625	6,940
Spokane WA Regional Solid Waste Management System Rev	6.50%	1/1/2007(2)		8,650	9,260
Washington GO	6.00%	7/1/2005		6,500	6,604
Washington GO	5.50%	9/1/2007		13,130	14,081
Washington GO	6.25%	9/1/2007		4,285	4,672
Washington GO	5.50%	9/1/2008(4)		4,650	5,088
Washington GO	5.75%	9/1/2008		4,000	4,406
Washington GO	6.25%	9/1/2008		3,725	4,162

					126,895

West Virginia (0.3%)
West Virginia GO	0.00%	11/1/2005(3)		3,850	3,789
West Virginia GO	0.00%	11/1/2006(3)		6,850	6,562
West Virginia GO	5.50%	6/1/2007(4)		5,000	5,339
West Virginia GO	5.50%	6/1/2008(4)		3,000	3,272

					18,962

Wisconsin (1.1%)
Milwaukee WI GO	6.00%	2/1/2006		6,675	6,917
Milwaukee WI GO	5.00%	8/1/2008		2,525	2,718
Wisconsin GO	4.00%	5/1/2006(1)		16,820	17,161
Wisconsin GO	6.125%	11/1/2006		7,210	7,663
Wisconsin GO	5.00%	5/1/2007(3)		6,200	6,537
Wisconsin GO	5.00%	5/1/2008		8,055	8,633
Wisconsin GO	5.00%	5/1/2009		13,745	14,923
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.00%	1/1/2010LOC		3,185	3,411
Wisconsin Transp. Rev	5.00%	7/1/2008(3)		8,750	9,411

					77,374

TOTAL MUNICIPAL BONDS
(Cost $6,772,359)					6,826,635

TEMPORARY CASH INVESTMENT (0.3%)

				Shares

Money Market Fund (0.3%)
Vanguard Municipal Cash Management Fund, 1.79%†				20,266,348	20,266

TOTAL TEMPORARY CASH INVESTMENT
(Cost $20,266)					20,266

TOTAL INVESTMENTS (99.8%)
(Cost $6,792,625)					6,846,901

OTHER ASSETS AND LIABILITIES (0.2%)					15,298

NET ASSETS (100%)					$6,862,199

*Securities with a aggregate value of 1,665,000 have been segregated as initial margin for open futures contracts.
**Security purchased on a when-issued or delivery basis for which the fund has not taken delivery as of January 31, 2005.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municpal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $6,795,084,000. Net unrealized appreciation of investment securities for tax purposes was $51,817,000, consisting of unrealized gains of $76,353,000 on securities that had risen in value since their purchase and $24,536,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At January 31,2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)

5-Year U.S. Treasury Note	500	$54,625	($63,329)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.